Fair values of financial instruments carried at fair value (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2024				At 31 Dec 2023
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	87,770	24,431	2,102	114,303	72,164	26,482	2,050	100,696
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,479	9,887	3,214	20,580	7,008	9,178	2,882	19,068
Derivatives	772	159,393	2,496	162,661	428	171,865	1,823	174,116
Financial investments	31,972	10,690	788	43,450	25,857	10,743	907	37,507
Liabilities
Trading liabilities	32,170	13,083	102	45,355	29,791	12,233	252	42,276
Financial liabilities designated at fair value	1,047	30,832	3,846	35,725	992	27,595	3,958	32,545
Derivatives	965	156,631	2,956	160,552	994	168,145	2,335	171,474

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 30 Jun 2024
Transfers from Level 1 to Level 2	—	159	—	—	24	—	—
Transfers from Level 2 to Level 1	—	420	—	—	35	—	—

Full year to 31 Dec 2023
Transfers from Level 1 to Level 2	26	252	—	—	4	—	—
Transfers from Level 2 to Level 1	121	408	—	—	41	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	107	1	2,724	—	2,832	—	1	—	1
Asset-backed securities	164	160	7	—	331	—	—	—	—
Structured notes	—	—	—	—	—	—	3,832	—	3,832
Derivatives	—	—	—	2,496	2,496	—	—	2,956	2,956
Other portfolios	517	1,941	483	—	2,941	102	13	—	115
At 30 Jun 2024	788	2,102	3,214	2,496	8,600	102	3,846	2,956	6,904

Private equity including strategic investments	66	1	2,656	—	2,723	8	1	—	9
Asset-backed securities	160	97	6	—	263	—	—	—	—
Structured notes	—	—	—	—	—	—	3,490	—	3,490
Derivatives	—	—	—	1,823	1,823	—	—	2,335	2,335
Other portfolios	681	1,952	220	—	2,853	244	467	—	711
At 31 Dec 2023	907	2,050	2,882	1,823	7,662	252	3,958	2,335	6,545

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	907	2,050	2,882	1,823	252	3,958	2,335
Total gains/(losses) on assets and total (gains)/ losses on liabilities recognised in profit or loss	1	213	(20)	357	210	(1,819)	570
– net income from financial instruments held for trading or managed on a fair value basis	—	213	—	357	210	—	570
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	(44)	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	24	—	—	(1,819)	—
– gains from financial investments at fair value through other comprehensive income	1	—	—	—	—	—	—
Total losses recognised in other comprehensive income	(17)	(5)	(46)	(2)	—	(35)	(3)
– financial investments: fair value gains	—	—	—	—	—	—	—
– exchange differences	(17)	(5)	(46)	(2)	—	(35)	(3)
Purchases	114	554	229	—	107	—	—
New issuances	—	—	—	—	—	1,686	—
Sales	(20)	(470)	(108)	—	(232)	—	—
Settlements	(185)	(286)	279	85	(298)	352	(88)
Transfers out	(46)	(196)	(6)	(162)	(28)	(585)	(265)
Transfers in	34	242	4	395	91	289	407
At 30 Jun 2024	788	2,102	3,214	2,496	102	3,846	2,956
Unrealised (losses)/gains recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(6)	(27)	(2,088)	4	(140)	(204)
– trading (expense)/income excluding net interest income	—	(6)	—	(2,088)	4	—	(204)
– net income/(expense) from other financial instruments designated at fair value	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(27)	—	—	(140)	—

At 1 Jan 2023	1,447	2,738	3,318	1,737	415	2,461	2,478
Total gains/(losses) on assets and total (gains)/ losses on liabilities recognised in profit or loss	(2)	37	64	238	(180)	65	408
– net income from financial instruments held for trading or managed on a fair value basis	—	37	—	238	(180)	—	408
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	64	—	—	65	—
– gains from financial investments at fair value through other comprehensive income	(2)	—	—	—	—	—	—
Total losses recognised in other comprehensive income	(9)	(33)	(113)	(2)	—	(21)	(7)
– financial investments: fair value gains	34	—	—	—	—	—	—
– exchange differences	(43)	(33)	(113)	(2)	—	(21)	(7)
Purchases	48	428	105	—	92	—	—
New issuances	—	—	—	—	2	1,227	—
Sales	(100)	(884)	(231)	—	(142)	(2)	—
Settlements	(16)	(10)	35	(492)	244	(807)	(961)
Transfers out	(87)	(186)	(108)	(95)	(25)	(243)	(141)
Transfers in	113	323	1	80	38	140	83
At 30 Jun 2023	1,394	2,413	3,071	1,466	444	2,820	1,860

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023	—	(6)	(55)	424	(3)	(88)	(473)
– trading (expense)/income excluding net interest income	—	—	—	—	—	—	—
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(6)	—	424	(3)	—	(473)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(55)	—	—	(88)	—

At 1 Jul 2023	1,394	2,413	3,071	1,466	444	2,820	1,860
Total gains/(losses) on assets and total (gains)/ losses on liabilities recognised in profit or loss	1	152	(56)	613	(88)	(5)	600
– net income from financial instruments held for trading or managed on a fair value basis	—	152	—	613	(88)	—	600
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(56)	—	—	(5)	—
– gains from financial investments at fair value through other comprehensive income	1	—	—	—	—	—	—
Total losses recognised in other comprehensive income	8	5	21	—	—	13	2
– financial investments: fair value gains	(5)	—	—	—	—	—	—
– exchange differences	13	5	21	—	—	13	2
Purchases	3	576	200	—	141	—	—
New issuances	—	1	—	—	—	1,778	—
Sales	(113)	(791)	(253)	—	(111)	—	—
Settlements	(22)	(69)	(107)	(517)	(106)	(362)	(334)
Transfers out	(364)	(375)	(12)	(138)	(5)	(417)	(198)
Transfers in	—	138	18	399	(23)	131	405
At 31 Dec 2023	907	2,050	2,882	1,823	252	3,958	2,335
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held 31 Dec 2023	—	6	(20)	96	3	(129)	(350)
– trading (expense)/income excluding net interest income	—	—	—	—	—	—	—
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	6	—	96	3	—	(350)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(20)	—	—	(129)	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are normally attributable to observability of valuation inputs and price transparency.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2024		At 31 Dec 2023
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	14,332	14,332	14,371	14,371
Loans and advances to customers	85,721	85,278	75,491	74,904
Reverse repurchase agreements – non-trading	63,892	63,892	73,494	73,494
Financial investments – at amortised cost	13,039	12,940	8,861	8,837
Liabilities
Deposits by banks	30,233	30,237	22,943	22,950
Customer accounts	240,957	240,978	222,941	223,067
Repurchase agreements – non-trading	48,764	48,764	53,416	53,416
Debt securities in issue	16,760	16,749	13,443	13,458
Subordinated liabilities	16,134	16,547	14,920	15,219

Disclosure of fair value measurement of liabilities

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2024				At 31 Dec 2023
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	87,770	24,431	2,102	114,303	72,164	26,482	2,050	100,696
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,479	9,887	3,214	20,580	7,008	9,178	2,882	19,068
Derivatives	772	159,393	2,496	162,661	428	171,865	1,823	174,116
Financial investments	31,972	10,690	788	43,450	25,857	10,743	907	37,507
Liabilities
Trading liabilities	32,170	13,083	102	45,355	29,791	12,233	252	42,276
Financial liabilities designated at fair value	1,047	30,832	3,846	35,725	992	27,595	3,958	32,545
Derivatives	965	156,631	2,956	160,552	994	168,145	2,335	171,474

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 30 Jun 2024
Transfers from Level 1 to Level 2	—	159	—	—	24	—	—
Transfers from Level 2 to Level 1	—	420	—	—	35	—	—

Full year to 31 Dec 2023
Transfers from Level 1 to Level 2	26	252	—	—	4	—	—
Transfers from Level 2 to Level 1	121	408	—	—	41	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	107	1	2,724	—	2,832	—	1	—	1
Asset-backed securities	164	160	7	—	331	—	—	—	—
Structured notes	—	—	—	—	—	—	3,832	—	3,832
Derivatives	—	—	—	2,496	2,496	—	—	2,956	2,956
Other portfolios	517	1,941	483	—	2,941	102	13	—	115
At 30 Jun 2024	788	2,102	3,214	2,496	8,600	102	3,846	2,956	6,904

Private equity including strategic investments	66	1	2,656	—	2,723	8	1	—	9
Asset-backed securities	160	97	6	—	263	—	—	—	—
Structured notes	—	—	—	—	—	—	3,490	—	3,490
Derivatives	—	—	—	1,823	1,823	—	—	2,335	2,335
Other portfolios	681	1,952	220	—	2,853	244	467	—	711
At 31 Dec 2023	907	2,050	2,882	1,823	7,662	252	3,958	2,335	6,545

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	907	2,050	2,882	1,823	252	3,958	2,335
Total gains/(losses) on assets and total (gains)/ losses on liabilities recognised in profit or loss	1	213	(20)	357	210	(1,819)	570
– net income from financial instruments held for trading or managed on a fair value basis	—	213	—	357	210	—	570
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	(44)	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	24	—	—	(1,819)	—
– gains from financial investments at fair value through other comprehensive income	1	—	—	—	—	—	—
Total losses recognised in other comprehensive income	(17)	(5)	(46)	(2)	—	(35)	(3)
– financial investments: fair value gains	—	—	—	—	—	—	—
– exchange differences	(17)	(5)	(46)	(2)	—	(35)	(3)
Purchases	114	554	229	—	107	—	—
New issuances	—	—	—	—	—	1,686	—
Sales	(20)	(470)	(108)	—	(232)	—	—
Settlements	(185)	(286)	279	85	(298)	352	(88)
Transfers out	(46)	(196)	(6)	(162)	(28)	(585)	(265)
Transfers in	34	242	4	395	91	289	407
At 30 Jun 2024	788	2,102	3,214	2,496	102	3,846	2,956
Unrealised (losses)/gains recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(6)	(27)	(2,088)	4	(140)	(204)
– trading (expense)/income excluding net interest income	—	(6)	—	(2,088)	4	—	(204)
– net income/(expense) from other financial instruments designated at fair value	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(27)	—	—	(140)	—

At 1 Jan 2023	1,447	2,738	3,318	1,737	415	2,461	2,478
Total gains/(losses) on assets and total (gains)/ losses on liabilities recognised in profit or loss	(2)	37	64	238	(180)	65	408
– net income from financial instruments held for trading or managed on a fair value basis	—	37	—	238	(180)	—	408
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	64	—	—	65	—
– gains from financial investments at fair value through other comprehensive income	(2)	—	—	—	—	—	—
Total losses recognised in other comprehensive income	(9)	(33)	(113)	(2)	—	(21)	(7)
– financial investments: fair value gains	34	—	—	—	—	—	—
– exchange differences	(43)	(33)	(113)	(2)	—	(21)	(7)
Purchases	48	428	105	—	92	—	—
New issuances	—	—	—	—	2	1,227	—
Sales	(100)	(884)	(231)	—	(142)	(2)	—
Settlements	(16)	(10)	35	(492)	244	(807)	(961)
Transfers out	(87)	(186)	(108)	(95)	(25)	(243)	(141)
Transfers in	113	323	1	80	38	140	83
At 30 Jun 2023	1,394	2,413	3,071	1,466	444	2,820	1,860

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023	—	(6)	(55)	424	(3)	(88)	(473)
– trading (expense)/income excluding net interest income	—	—	—	—	—	—	—
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(6)	—	424	(3)	—	(473)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(55)	—	—	(88)	—

At 1 Jul 2023	1,394	2,413	3,071	1,466	444	2,820	1,860
Total gains/(losses) on assets and total (gains)/ losses on liabilities recognised in profit or loss	1	152	(56)	613	(88)	(5)	600
– net income from financial instruments held for trading or managed on a fair value basis	—	152	—	613	(88)	—	600
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(56)	—	—	(5)	—
– gains from financial investments at fair value through other comprehensive income	1	—	—	—	—	—	—
Total losses recognised in other comprehensive income	8	5	21	—	—	13	2
– financial investments: fair value gains	(5)	—	—	—	—	—	—
– exchange differences	13	5	21	—	—	13	2
Purchases	3	576	200	—	141	—	—
New issuances	—	1	—	—	—	1,778	—
Sales	(113)	(791)	(253)	—	(111)	—	—
Settlements	(22)	(69)	(107)	(517)	(106)	(362)	(334)
Transfers out	(364)	(375)	(12)	(138)	(5)	(417)	(198)
Transfers in	—	138	18	399	(23)	131	405
At 31 Dec 2023	907	2,050	2,882	1,823	252	3,958	2,335
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held 31 Dec 2023	—	6	(20)	96	3	(129)	(350)
– trading (expense)/income excluding net interest income	—	—	—	—	—	—	—
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	6	—	96	3	—	(350)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(20)	—	—	(129)	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are normally attributable to observability of valuation inputs and price transparency.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2024		At 31 Dec 2023
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	14,332	14,332	14,371	14,371
Loans and advances to customers	85,721	85,278	75,491	74,904
Reverse repurchase agreements – non-trading	63,892	63,892	73,494	73,494
Financial investments – at amortised cost	13,039	12,940	8,861	8,837
Liabilities
Deposits by banks	30,233	30,237	22,943	22,950
Customer accounts	240,957	240,978	222,941	223,067
Repurchase agreements – non-trading	48,764	48,764	53,416	53,416
Debt securities in issue	16,760	16,749	13,443	13,458
Subordinated liabilities	16,134	16,547	14,920	15,219

Disclosure of fair value adjustments on financial instruments

Fair value adjustments
	At 30 Jun 2024		At 31 Dec 2023
	MSS	Corporate Centre	MSS	Corporate Centre
	£m	£m	£m	£m
Type of adjustment
Risk-related	321	35	327	32
– bid-offer	148	—	155	—
– uncertainty	44	3	42	2
– credit valuation adjustment	50	29	61	27
– debit valuation adjustment	(9)	—	(20)	—
– funding fair value adjustment	88	3	89	3
– other	—	—	—	—
Model-related	32	—	41	—
– model limitation	32	—	41	—
– other	—	—	—	—
Inception profit (Day 1 P&L reserves)	59	—	54	—
	412	35	422	32

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives, assets

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions
	At
	30 Jun 2024				31 Dec 2023
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Derivatives, trading assets and trading liabilities[1]	440	(225)	—	—	478	(225)	—	—
Designated and otherwise mandatorily measured at fair value through profit or loss	461	(211)	—	—	193	(194)	—	—
Financial investments	15	(14)	14	(17)	10	(9)	23	(25)
Total	916	(450)	14	(17)	681	(428)	23	(25)
1Derivatives, trading assets and trading liabilities are presented as one category to reflect the manner in which these instruments are risk managed.

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type
	At
	30 Jun 2024				31 Dec 2023
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	454	(205)	10	(11)	182	(184)	6	(6)
Asset-backed securities	36	(25)	3	(3)	28	(16)	2	(2)
Structured notes	6	(6)	—	—	5	(5)	—	—
Derivatives	173	(110)	—	—	237	(182)	—	—
Other portfolios	247	(104)	1	(3)	229	(41)	15	(17)
Total	916	(450)	14	(17)	681	(428)	23	(25)

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives, liabilities

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions
	At
	30 Jun 2024				31 Dec 2023
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Derivatives, trading assets and trading liabilities[1]	440	(225)	—	—	478	(225)	—	—
Designated and otherwise mandatorily measured at fair value through profit or loss	461	(211)	—	—	193	(194)	—	—
Financial investments	15	(14)	14	(17)	10	(9)	23	(25)
Total	916	(450)	14	(17)	681	(428)	23	(25)
1Derivatives, trading assets and trading liabilities are presented as one category to reflect the manner in which these instruments are risk managed.

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type
	At
	30 Jun 2024				31 Dec 2023
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	454	(205)	10	(11)	182	(184)	6	(6)
Asset-backed securities	36	(25)	3	(3)	28	(16)	2	(2)
Structured notes	6	(6)	—	—	5	(5)	—	—
Derivatives	173	(110)	—	—	237	(182)	—	—
Other portfolios	247	(104)	1	(3)	229	(41)	15	(17)
Total	916	(450)	14	(17)	681	(428)	23	(25)

Disclosure of significant unobservable inputs used in fair value measurement of assets

Quantitative information about significant unobservable inputs in Level 3 valuations
	At
	30 Jun 2024						31 Dec 2023
	Fair value		Valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	Assets	Liabilities
	£m	£m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	2,832	1	Price - Net asset value	Current Value/Cost	—	5	See footnote 1
Asset-backed securities	331	—
– CLO/CDO[2]	63	—	Market proxy	Bid quotes	—	96	—	94
– other ABSs	268	—	Market proxy	Bid quotes	—	246		220
Structured notes	—	3,832
– equity-linked notes	—	3,389	Model-Option model	Equity volatility	6%	177%	6%	154%
			Model-Option model	Equity correlation	0%	0%	35%	100%
– FX-linked notes	—	29	Model-Option model	FX volatility	1%	38%	1%	18%
– other	—	414
Derivatives	2,496	2,956
Interest rate derivatives:	868	843
– securitisation swaps	120	94	Model-Discounted cash flow	Constant Prepayment rate	5%	10%	5%	10%
– long-dated swaptions	52	56	Model-Option model	IR volatility	7%	23%	11%	34%
– other	696	693
FX derivatives:	309	336
– FX options	278	309	Model-Option model	FX volatility	1%	32%	3%	31%
– FX other	31	27
Equity derivatives:	1,030	1,228
– long-dated single stock options	369	523	Model-Option model	Equity volatility	7%	133%	7%	87%
– other	661	705
Credit derivatives	289	549
Other portfolios:	2,941	115
– bonds	1,153	1	Market proxy	Mid quotes	0	0
– repurchase agreements	629	92	Model-Discounted cash flow	IR Curve	5%	8%	3%	8%
– other	1,159	22
At 30 Jun	8,600	6,904
1Private equity including strategic investments’ includes private equity, private credit, private equity funds and infrastructure debt, primarily held as part of our Insurance business and for strategic investments. The analysis for private equity positions has been enhanced with key unobservable input now quoted.
2Collateralised loan obligation/collateralised debt obligation.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities

Quantitative information about significant unobservable inputs in Level 3 valuations
	At
	30 Jun 2024						31 Dec 2023
	Fair value		Valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	Assets	Liabilities
	£m	£m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	2,832	1	Price - Net asset value	Current Value/Cost	—	5	See footnote 1
Asset-backed securities	331	—
– CLO/CDO[2]	63	—	Market proxy	Bid quotes	—	96	—	94
– other ABSs	268	—	Market proxy	Bid quotes	—	246		220
Structured notes	—	3,832
– equity-linked notes	—	3,389	Model-Option model	Equity volatility	6%	177%	6%	154%
			Model-Option model	Equity correlation	0%	0%	35%	100%
– FX-linked notes	—	29	Model-Option model	FX volatility	1%	38%	1%	18%
– other	—	414
Derivatives	2,496	2,956
Interest rate derivatives:	868	843
– securitisation swaps	120	94	Model-Discounted cash flow	Constant Prepayment rate	5%	10%	5%	10%
– long-dated swaptions	52	56	Model-Option model	IR volatility	7%	23%	11%	34%
– other	696	693
FX derivatives:	309	336
– FX options	278	309	Model-Option model	FX volatility	1%	32%	3%	31%
– FX other	31	27
Equity derivatives:	1,030	1,228
– long-dated single stock options	369	523	Model-Option model	Equity volatility	7%	133%	7%	87%
– other	661	705
Credit derivatives	289	549
Other portfolios:	2,941	115
– bonds	1,153	1	Market proxy	Mid quotes	0	0
– repurchase agreements	629	92	Model-Discounted cash flow	IR Curve	5%	8%	3%	8%
– other	1,159	22
At 30 Jun	8,600	6,904
1Private equity including strategic investments’ includes private equity, private credit, private equity funds and infrastructure debt, primarily held as part of our Insurance business and for strategic investments. The analysis for private equity positions has been enhanced with key unobservable input now quoted.
2Collateralised loan obligation/collateralised debt obligation.